John Hancock Global Environmental Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A C I R6 [Member] | John Hancock Global Environmental Opportunities Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.23%	3.12%	18.96%	(23.76%)